EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
Schedule of basic and diluted net income per share

	For the Year Ended December 31,
	2024	2023	2022
Numerator:
Net income attributable to the Company’s ordinary shareholders – basic	$12,453,369	$10,545,978	$12,568,750
Dilution impact of the convertible preferred shares	50,750	—	—
Net income attributable to the Company’s ordinary shareholders – diluted	12,504,119	10,545,978	12,568,750
Denominator:
Weighted average number of shares – basic	25,555,096	25,555,096	25,555,096
Effects of dilutive securities: convertible preferred shares	72,896	—	—
Weighted average number of shares – diluted	25,627,992	25,555,096	25,555,096
Net income per share, basic	$0.49	$0.41	$0.49
Net income per share, diluted	$0.49	$0.41	$0.49